Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and Cash Equivalents	$ 35,839	$ 40,470	$ 42,142
Interest Bearing Deposits with Banks	7,518	7,609	8,305
Securities
Trading	100,991	101,486	99,697
Fair value through profit or loss	12,904	12,280	11,611
Fair value through other comprehensive income	68,668	66,696	62,440
Debt securities at amortized cost	7,881	7,272	6,485
Other	782	742	702
Securities, net	191,226	188,476	180,935
Securities Borrowed or Purchased Under Resale Agreements	110,405	100,699	85,051
Loans
Residential mortgages	120,778	120,039	119,620
Consumer instalment and other personal	64,454	63,241	63,225
Credit cards	8,467	8,187	8,329
Business and government	221,253	207,765	194,456
Loans gross of allowance for loan losses	414,952	399,232	385,630
Allowance for credit losses	(1,710)	(1,628)	(1,639)
Loans,net	413,242	397,604	383,991
Other Assets
Derivative instruments	20,627	21,633	26,204
Customers' liability under acceptances	21,702	21,529	18,585
Premises and equipment	1,983	1,971	1,986
Goodwill	6,500	6,388	6,373
Intangible assets	2,331	2,285	2,272
Current tax assets	1,309	1,469	1,515
Deferred tax assets	1,765	1,813	2,039
Other	16,023	14,651	14,677
Other assets	72,240	71,739	73,651
Total Assets	830,470	806,597	774,075
Liabilities and Equity
Deposits	548,837	532,199	520,928
Other Liabilities
Derivative instruments	21,549	23,188	24,411
Acceptances	21,702	21,529	18,585
Securities sold but not yet purchased	32,023	30,407	28,804
Securities lent or sold under repurchase agreements	87,039	87,783	66,684
Securitization and structured entities' liabilities	25,621	23,969	25,051
Current tax liabilities	42	84	50
Deferred tax liabilities	73	73	74
Other	37,236	33,196	36,985
Other liabilities	225,285	220,229	200,644
Subordinated debt	6,953	6,820	6,782
Equity
Contributed surplus	307	308	300
Retained earnings	27,405	26,599	25,850
Accumulated other comprehensive income	4,054	3,188	2,302
Total Equity	49,395	47,349	45,721
Total Liabilities and Equity	830,470	806,597	774,075
Preferred shares [member]
Equity
Issued capital	4,690	4,340	4,340
Total Equity	4,690	4,340	4,340
Common shares [member]
Equity
Issued capital	12,939	12,914	12,929
Total Equity	$ 12,939	$ 12,914	$ 12,929